ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 5,068	$ 5,068	$ 4,232
Reclassification of certain tax effects	0
Ending balance	5,391	6,126	4,747
Other comprehensive income (loss) allocated to noncontrolling interests		(2)	(7)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(22)	(22)	1
Other comprehensive income (loss), before reclassifications		(93)	38
Amounts reclassified from other comprehensive income		54	(28)
Other comprehensive income (loss)		(39)	10
Reclassification of certain tax effects		0
Ending balance		(61)	11
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(473)	(473)	(950)
Other comprehensive income (loss), before reclassifications		30	438
Amounts reclassified from other comprehensive income		(53)	12
Other comprehensive income (loss)		(23)	450
Reclassification of certain tax effects		(65)
Ending balance		(561)	(500)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,216)	(1,216)	(899)
Other comprehensive income (loss), before reclassifications		111	(373)
Amounts reclassified from other comprehensive income		0	0
Other comprehensive income (loss)		111	(373)
Reclassification of certain tax effects		0
Ending balance		(1,105)	(1,272)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(148)	(148)	(118)
Other comprehensive income (loss), before reclassifications		(17)	(29)
Amounts reclassified from other comprehensive income		0	0
Other comprehensive income (loss)		(17)	(29)
Reclassification of certain tax effects		0
Ending balance		(165)	(147)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,859)	(1,859)	(1,966)
Other comprehensive income (loss), before reclassifications		31	74
Amounts reclassified from other comprehensive income		1	(16)
Other comprehensive income (loss)		32	58
Reclassification of certain tax effects	65	(65)
Ending balance	$ (1,877)	$ (1,892)	$ (1,908)